Investment Portfolioas of January 31, 2025 (Unaudited)
DWS Global Small Cap Fund
	Shares	Value ($)

Common Stocks 99.3%
Australia 1.6%
IPH Ltd.	309,244	959,656
Orora Ltd.	1,078,803	1,584,163
(Cost $3,178,353)		2,543,819
Canada 4.1%
ADENTRA, Inc.	14,425	343,218
Aecon Group, Inc.	62,357	1,028,021
Badger Infrastructure Solutions Ltd.	17,800	483,779
Bird Construction, Inc.	49,518	806,135
Crombie Real Estate Investment Trust (REIT) (a)	41,864	387,141
Finning International, Inc.	57,055	1,424,657
Richelieu Hardware Ltd.	21,411	605,198
Russel Metals, Inc.	57,703	1,614,739
(Cost $6,961,849)		6,692,888
Denmark 0.6%
Royal Unibrew A/S (Cost $965,470)	14,504	1,001,291
France 2.5%
Alten SA	12,438	1,143,314
Eiffage SA	24,458	2,182,005
Vallourec SACA*	43,101	818,549
(Cost $4,420,422)		4,143,868
Germany 1.5%
AIXTRON SE (a)	82,504	1,142,421
Scout24 SE 144A	8,624	836,285
United Internet AG (Registered)	26,096	437,178
(Cost $2,935,561)		2,415,884
Hong Kong 0.7%
PCCW Ltd. (Cost $1,053,685)	1,878,000	1,092,259
Ireland 0.9%
Dalata Hotel Group PLC	189,085	926,908
Dole PLC (b)	36,971	503,545
(Cost $1,459,613)		1,430,453
Israel 0.4%
Paz Retail And Energy Ltd. (Cost $427,830)	4,030	580,629
Italy 1.7%
Buzzi SpA (Cost $1,568,255)	68,644	2,812,361
Japan 5.9%
Autobacs Seven Co., Ltd.	56,300	541,018

Denka Co. Ltd.	34,200	486,607
EDION Corp.	119,300	1,408,247
Kaken Pharmaceutical Co. Ltd.	45,200	1,228,788
Nippon Gas Co. Ltd.	25,400	356,200
NSD Co., Ltd.	33,300	703,890
Optorun Co., Ltd.	60,000	700,201
Sangetsu Corp.	39,200	729,726
Sawai Group Holdings Co., Ltd.	40,900	529,449
Systena Corp.	389,200	890,805
TV Asahi Holdings Corp.	33,500	530,305
Zenkoku Hosho Co., Ltd.	40,300	1,431,823
(Cost $9,809,284)		9,537,059
Jersey 1.0%
Novocure Ltd.* (c) (Cost $1,359,467)	69,322	1,699,775
Korea 0.9%
Hite Jinro Co., Ltd.*	70,460	923,172
Satrec Initiative Co. Ltd.*	18,104	561,057
(Cost $1,708,381)		1,484,229
Portugal 0.4%
REN - Redes Energeticas Nacionais SGPS SA (Cost $711,146)	269,166	663,025
Puerto Rico 1.0%
Popular, Inc. (Cost $1,225,067)	16,283	1,676,172
Singapore 0.5%
Keppel Infrastructure Trust (Units) (Cost $773,355)	2,303,500	770,900
Sweden 1.1%
Cibus Nordic Real Estate AB publ	78,620	1,275,559
Xvivo Perfusion AB*	11,065	463,063
(Cost $1,256,750)		1,738,622
Switzerland 1.5%
Siegfried Holding AG (Registered) (Cost $1,797,110)	2,231	2,507,592
United Kingdom 6.2%
Clarkson PLC	20,800	1,102,906
Computacenter PLC	70,052	2,025,578
Drax Group PLC	175,760	1,349,126
Genus PLC	31,001	743,130
Greggs PLC	53,283	1,419,451
Softcat PLC	37,621	744,957
TechnipFMC PLC (b)	91,714	2,756,006
(Cost $7,949,812)		10,141,154
United States 66.8%
ACM Research, Inc. "A"*	24,097	495,193
Adeia, Inc.	43,900	564,115
Affiliated Managers Group, Inc.	11,752	2,208,671
Alcoa Corp.	37,782	1,334,460
Alpha & Omega Semiconductor Ltd.*	9,800	376,516
Ambarella, Inc.*	11,715	898,775
Americold Realty Trust, Inc. (REIT)	55,686	1,216,739
Apple Hospitality REIT, Inc. (REIT)	47,123	727,579

ArcBest Corp.	13,756	1,315,211
Armada Hoffler Properties, Inc. (REIT)	42,191	412,628
Ashland, Inc.	15,691	996,222
Aspen Aerogels, Inc.*	103,001	1,204,082
Atkore, Inc.	25,242	2,055,708
Bank OZK	19,310	980,755
Benchmark Electronics, Inc.	57,293	2,444,119
Bridgebio Pharma, Inc.*	61,761	2,112,844
Builders FirstSource, Inc.*	5,191	868,350
C.H. Robinson Worldwide, Inc.	7,234	719,711
Carvana Co.*	6,469	1,600,948
Casey's General Stores, Inc.	8,059	3,399,044
Cboe Global Markets, Inc.	4,084	834,484
Chord Energy Corp.	3,449	387,840
Clean Energy Fuels Corp.*	145,265	480,827
Clearway Energy, Inc. "A"	22,610	554,623
CNX Resources Corp.*	65,574	1,795,416
Columbia Sportswear Co.	7,955	702,427
Curtiss-Wright Corp.	3,024	1,049,147
DT Midstream, Inc.	3,301	333,665
Ducommun, Inc.*	27,756	1,897,955
Easterly Government Properties, Inc. (REIT)	48,992	556,549
EastGroup Properties, Inc. (REIT)	5,599	949,702
EMCOR Group, Inc.	1,122	502,723
Enact Holdings, Inc.	45,523	1,537,767
Enphase Energy, Inc.*	12,540	780,991
Essent Group Ltd.	7,937	462,330
Essential Properties Realty Trust, Inc. (REIT)	19,555	627,716
Everus Construction Group, Inc.*	9,233	635,323
Exact Sciences Corp.*	37,094	2,079,119
Four Corners Property Trust, Inc. (REIT)	75,838	2,080,236
Fulgent Genetics, Inc.*	36,653	609,906
Hasbro, Inc.	8,528	493,260
Healthpeak Properties, Inc. (REIT)	54,291	1,121,652
Hecla Mining Co.	216,870	1,231,822
Hillenbrand, Inc.	39,165	1,331,218
Impinj, Inc.*	4,866	617,447
Jefferies Financial Group, Inc.	35,001	2,691,227
Kimco Realty Corp. (REIT)	34,728	779,644
Kite Realty Group Trust (REIT)	35,508	822,010
Kohl's Corp. (a)	27,650	365,257
Kontoor Brands, Inc.	4,109	377,412
Ladder Capital Corp. (REIT)	58,386	654,507
Lamb Weston Holdings, Inc.	18,360	1,100,498
Lazard, Inc.	20,866	1,134,484
Lumentum Holdings, Inc.*	28,523	2,426,166
Madison Square Garden Sports Corp.*	11,095	2,439,458
MaxLinear, Inc.*	20,909	373,435
MDU Resources Group, Inc.	35,881	639,399
MGIC Investment Corp.	17,753	453,412
MicroStrategy, Inc. "A"*	7,470	2,500,881
Modine Manufacturing Co.*	22,227	2,254,929
National HealthCare Corp.	9,698	995,694
NiSource, Inc.	21,259	792,961
Option Care Health, Inc.*	65,375	2,021,395
Premier, Inc. "A"	101,662	2,303,661
QuickLogic Corp.* (a)	51,190	420,270
Ralph Lauren Corp.	1,475	368,308

Reinsurance Group of America, Inc.	10,142	2,310,956
Rush Enterprises, Inc. "A"	56,099	3,408,014
SentinelOne, Inc. "A"*	116,466	2,789,361
SiTime Corp.*	3,883	792,909
SkyWater Technology, Inc.*	41,898	432,806
SkyWest, Inc.*	28,907	3,495,434
SouthState Corp.	3,588	378,857
Spectrum Brands Holdings, Inc.	4,132	349,402
Stride, Inc.*	19,091	2,575,376
Synovus Financial Corp.	41,808	2,358,807
Taylor Morrison Home Corp.*	37,498	2,417,121
Thermon Group Holdings, Inc.*	59,433	1,645,105
TopBuild Corp.*	8,190	2,806,549
Trupanion, Inc.*	28,220	1,338,757
Unum Group	21,974	1,675,518
VF Corp.	15,226	395,419
Xponential Fitness, Inc. "A"*	36,849	616,484
YETI Holdings, Inc.*	40,276	1,500,684
Zions Bancorp. NA	34,197	1,978,638
(Cost $71,405,812)		108,767,020
Total Common Stocks (Cost $120,967,222)		161,699,000

Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.28% (d) (e) (Cost $2,327,165)	2,327,165	2,327,165

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 4.41% (d) (Cost $1,089,265)	1,089,265	1,089,265

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $124,383,652)	101.4	165,115,430
Other Assets and Liabilities, Net	(1.4)	(2,311,482)
Net Assets	100.0	162,803,948
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2025 are as follows:
Value ($) at 10/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2025	Value ($) at 1/31/2025
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.28% (d) (e)
2,495,042	—	167,877 (f)	—	—	21,372	—	2,327,165	2,327,165
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 4.41% (d)
2,339,751	6,141,202	7,391,688	—	—	14,329	—	1,089,265	1,089,265
4,834,793	6,141,202	7,559,565	—	—	35,701	—	3,416,430	3,416,430

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2025 amounted to $2,202,288, which is 1.4% of net assets.

(b)	Listed on the New York Stock Exchange.

(c)	Listed on the NASDAQ Stock Market, Inc.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At January 31, 2025 the DWS Global Small Cap Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Industrials	30,035,273	18%
Financials	24,107,165	15%
Information Technology	23,264,150	14%
Consumer Discretionary	21,499,522	13%
Health Care	17,294,415	11%
Real Estate	10,957,156	7%
Materials	10,420,616	6%
Consumer Staples	7,276,953	5%
Energy	7,152,931	4%
Communication Services	5,335,485	3%
Utilities	4,355,334	3%
Total	161,699,000	99%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,543,819	$—	$2,543,819
Canada	6,692,888	—	—	6,692,888
Denmark	—	1,001,291	—	1,001,291
France	—	4,143,868	—	4,143,868
Germany	—	2,415,884	—	2,415,884
Hong Kong	—	1,092,259	—	1,092,259
Ireland	503,545	926,908	—	1,430,453
Israel	—	580,629	—	580,629
Italy	—	2,812,361	—	2,812,361
Japan	—	9,537,059	—	9,537,059
Jersey	1,699,775	—	—	1,699,775
Korea	—	1,484,229	—	1,484,229
Portugal	—	663,025	—	663,025
Puerto Rico	1,676,172	—	—	1,676,172
Singapore	—	770,900	—	770,900
Sweden	—	1,738,622	—	1,738,622
Switzerland	—	2,507,592	—	2,507,592
United Kingdom	2,756,006	7,385,148	—	10,141,154
United States	108,767,020	—	—	108,767,020
Short-Term Investments (a)	3,416,430	—	—	3,416,430
Total	$125,511,836	$39,603,594	$—	$165,115,430

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGSCF-PH1
R-080548-3 (1/27)